Fair Value Measurements - Additional Information (Detail) - $ / shares				12 Months Ended
	Feb. 04, 2014	Oct. 15, 2013	Jun. 06, 2013	Dec. 31, 2013	Dec. 31, 2012
Series A-1 Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of preferred stock per share derived from IPO	$ 0.640	$ 0.910	$ 0.730	$ 0.640	$ 0.449